Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 11,782	$ 8,533	$ 8,810
Interest expense from financial instruments measured at amortized cost	(6,564)	(3,259)	(4,247)
Net interest income from financial instruments measured at fair value through profit or loss and other	1,403	1,431	1,299
Total net interest income	6,621	6,705	5,862
Other net income from financial instruments measured at fair value through profit or loss	7,517	5,850	6,960
Fee and commission income	20,789	24,372	20,961
Fee and commission expense	(1,823)	(1,985)	(1,775)
Net fee and commission income	18,966	22,387	19,186
Other income	1,459	452	1,076
Total revenues	34,563	35,393	33,084
Credit loss expense / (release)	29	(148)	694
Personnel expenses	17,680	18,387	17,224
General and administrative expenses	5,189	5,553	4,885
Depreciation, amortization and impairment of non-financial assets	2,061	2,118	2,126
Operating expenses	24,930	26,058	24,235
Operating profit / (loss) before tax	9,604	9,484	8,155
Tax expense / (benefit)	1,942	1,998	1,583
Net profit / (loss)	7,661	7,486	6,572
Net profit / (loss) attributable to non-controlling interests	32	29	15
Net profit / (loss) attributable to shareholders	$ 7,630	$ 7,457	$ 6,557
Earnings per share
Basic	$ 2.34	$ 2.14	$ 1.83
Diluted	$ 2.25	$ 2.06	$ 1.77
UBS AG
Entity [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 11,803	$ 8,534	$ 8,816
Interest expense from financial instruments measured at amortized cost	(6,696)	(3,366)	(4,333)
Net interest income from financial instruments measured at fair value through profit or loss and other	1,410	1,437	1,305
Total net interest income	6,517	6,605	5,788
Other net income from financial instruments measured at fair value through profit or loss	7,493	5,844	6,930
Fee and commission income	20,846	24,422	20,982
Fee and commission expense	(1,823)	(1,985)	(1,775)
Net fee and commission income	19,023	22,438	19,207
Other income	1,882	941	1,549
Total revenues	34,915	35,828	33,474
Credit loss expense / (release)	29	(148)	695
Personnel expenses	15,080	15,661	14,686
General and administrative expenses	9,001	9,476	8,486
Depreciation, amortization and impairment of non-financial assets	1,845	1,875	1,909
Operating expenses	25,927	27,012	25,081
Operating profit / (loss) before tax	8,960	8,964	7,699
Tax expense / (benefit)	1,844	1,903	1,488
Net profit / (loss)	7,116	7,061	6,211
Net profit / (loss) attributable to non-controlling interests	32	29	15
Net profit / (loss) attributable to shareholders	$ 7,084	$ 7,032	$ 6,196